Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2026 $ / shares shares	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares
Restructuring Cost and Reserve [Line Items]
Ordinary shares, authorized		400,000,000	400,000,000
Ordinary shares, issued		42,105,264	42,105,264
Ordinary shares, outstanding		42,105,264	42,105,264
Receivables from customers, allowance | $		$ 67,738	$ 62,263
Deposits and other receivables, allowance | $			$ 5,000
Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Ordinary shares subject to possible redemption	3,458,092	6,000,000	6,000,000
Ordinary shares subject to possible redemption, per share | $ / shares	$ 10.88	$ 10.75	$ 10.13
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, issued	1,830,000	1,830,000	1,830,000
Ordinary shares, outstanding	1,830,000	1,830,000	1,830,000